Real Estate Assets (Geographic Locations of Real Estate Properties Owned) (Detail)	9 Months Ended
Sep. 30, 2017 USD ($) ft² Property
NetREIT, Inc. Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property	22
Aggregate Square Feet | ft²	1,691,650
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 21,634,741
Approximate of Aggregate % Annual Rent	100.00%
NetREIT, Inc. Properties [Member] | California [Member]
Real Estate Properties [Line Items]
Number of properties | Property	7
Aggregate Square Feet | ft²	420,927
Approximate % of Square Feet	24.90%
Current Base Annual Rent | $	$ 5,947,230
Approximate of Aggregate % Annual Rent	27.50%
NetREIT, Inc. Properties [Member] | Colorado [Member]
Real Estate Properties [Line Items]
Number of properties | Property	11
Aggregate Square Feet | ft²	873,684
Approximate % of Square Feet	51.60%
Current Base Annual Rent | $	$ 12,229,995
Approximate of Aggregate % Annual Rent	56.50%
NetREIT, Inc. Properties [Member] | North Dakota [Member]
Real Estate Properties [Line Items]
Number of properties | Property	4
Aggregate Square Feet | ft²	397,039
Approximate % of Square Feet	23.50%
Current Base Annual Rent | $	$ 3,457,516
Approximate of Aggregate % Annual Rent	16.00%
Model Home Properties [Member]
Real Estate Properties [Line Items]
Number of properties | Property	139
Aggregate Square Feet | ft²	399,487
Approximate % of Square Feet	100.00%
Current Base Annual Rent | $	$ 3,912,168
Approximate of Aggregate % Annual Rent	100.00%
Model Home Properties [Member] | Arizona [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	4,618
Approximate % of Square Feet	1.20%
Current Base Annual Rent | $	$ 50,220
Approximate of Aggregate % Annual Rent	1.30%
Model Home Properties [Member] | California [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	4,563
Approximate % of Square Feet	1.10%
Current Base Annual Rent | $	$ 42,456
Approximate of Aggregate % Annual Rent	1.10%
Model Home Properties [Member] | Florida [Member]
Real Estate Properties [Line Items]
Number of properties | Property	34
Aggregate Square Feet | ft²	82,995
Approximate % of Square Feet	20.80%
Current Base Annual Rent | $	$ 897,660
Approximate of Aggregate % Annual Rent	22.90%
Model Home Properties [Member] | Illinois [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	5,851
Approximate % of Square Feet	1.50%
Current Base Annual Rent | $	$ 64,860
Approximate of Aggregate % Annual Rent	1.70%
Model Home Properties [Member] | New Jersey [Member]
Real Estate Properties [Line Items]
Number of properties | Property	2
Aggregate Square Feet | ft²	5,643
Approximate % of Square Feet	1.40%
Current Base Annual Rent | $	$ 51,756
Approximate of Aggregate % Annual Rent	1.30%
Model Home Properties [Member] | North Carolina [Member]
Real Estate Properties [Line Items]
Number of properties | Property	4
Aggregate Square Feet | ft²	13,623
Approximate % of Square Feet	3.40%
Current Base Annual Rent | $	$ 144,540
Approximate of Aggregate % Annual Rent	3.70%
Model Home Properties [Member] | Pennsylvania [Member]
Real Estate Properties [Line Items]
Number of properties | Property	10
Aggregate Square Feet | ft²	28,609
Approximate % of Square Feet	7.20%
Current Base Annual Rent | $	$ 351,960
Approximate of Aggregate % Annual Rent	9.00%
Model Home Properties [Member] | South Carolina [Member]
Real Estate Properties [Line Items]
Number of properties | Property	3
Aggregate Square Feet | ft²	8,703
Approximate % of Square Feet	2.20%
Current Base Annual Rent | $	$ 93,864
Approximate of Aggregate % Annual Rent	2.40%
Model Home Properties [Member] | Texas [Member]
Real Estate Properties [Line Items]
Number of properties | Property	76
Aggregate Square Feet | ft²	232,456
Approximate % of Square Feet	58.20%
Current Base Annual Rent | $	$ 2,088,588
Approximate of Aggregate % Annual Rent	53.40%
Model Home Properties [Member] | Utah [Member]
Real Estate Properties [Line Items]
Number of properties | Property	3
Aggregate Square Feet | ft²	9,918
Approximate % of Square Feet	2.50%
Current Base Annual Rent | $	$ 99,816
Approximate of Aggregate % Annual Rent	2.60%
Model Home Properties [Member] | Wisconsin [Member]
Real Estate Properties [Line Items]
Number of properties | Property	1
Aggregate Square Feet | ft²	2,508
Approximate % of Square Feet	0.60%
Current Base Annual Rent | $	$ 26,448
Approximate of Aggregate % Annual Rent	0.70%